T. ROWE PRICE GROWTH STOCK ETF

March 31, 2026 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.5%
COMMUNICATION SERVICES 14.2%
Entertainment 2.9%
Netflix (1)	177,480	17,065
Spotify Technology (1)	16,366	7,936
		25,001
Interactive Media & Services 11.3%
Alphabet, Class A	217,449	62,530
Meta Platforms, Class A	60,247	34,469
		96,999
Total Communication Services		122,000
CONSUMER DISCRETIONARY 11.9%
Automobiles 3.1%
Ferrari (2)	6,210	2,102
Tesla (1)	64,968	24,152
		26,254
Broadline Retail 5.7%
Amazon.com (1)	201,163	41,896
Coupang, Class A (1)	4,674	88
MercadoLibre (1)	2,671	4,618
Sea, ADR (1)	33,109	2,742
		49,344
Hotels, Restaurants & Leisure 2.2%
Booking Holdings	1,538	6,476
Chipotle Mexican Grill (1)	112,906	3,614
DoorDash, Class A (1)	26,853	4,032
Hilton Worldwide Holdings	16,884	5,134
		19,256
Specialty Retail 0.9%
Carvana (1)	23,965	7,534
		7,534
Total Consumer Discretionary		102,388
CONSUMER STAPLES 0.8%
Consumer Staples Distribution & Retail 0.8%
Costco Wholesale	7,401	7,375
Total Consumer Staples		7,375
FINANCIALS 5.4%
Capital Markets 0.3%
Ares Management	2,257	246

T. ROWE PRICE GROWTH STOCK ETF

	Shares	$ Value
(Cost and value in $000s)
Charles Schwab	23,045	2,166
		2,412
Financial Services 4.6%
Mastercard, Class A	34,037	17,007
Visa, Class A	73,469	22,205
		39,212
Insurance 0.5%
Chubb	14,129	4,605
		4,605
Total Financials		46,229
HEALTH CARE 7.1%
Biotechnology 1.0%
Argenx, ADR (1)	5,536	4,043
Natera (1)	21,329	4,265
		8,308
Health Care Equipment & Supplies 1.9%
Intuitive Surgical (1)	26,178	12,068
Stryker	13,517	4,441
		16,509
Health Care Providers & Services 0.3%
UnitedHealth Group	10,745	2,908
		2,908
Life Sciences Tools & Services 0.8%
Danaher	18,787	3,562
Thermo Fisher Scientific	6,461	3,176
		6,738
Pharmaceuticals 3.1%
Eli Lilly	28,716	26,412
		26,412
Total Health Care		60,875
INDUSTRIALS & BUSINESS SERVICES 4.4%
Aerospace & Defense 3.8%
Boeing (1)	21,795	4,338
GE Aerospace	64,852	18,403
Howmet Aerospace	34,939	8,052
TransDigm Group	1,873	2,171
		32,964

T. ROWE PRICE GROWTH STOCK ETF

	Shares	$ Value
(Cost and value in $000s)
Commercial Services & Supplies 0.6%
Cintas	27,478	4,647
		4,647
Total Industrials & Business Services		37,611
INFORMATION TECHNOLOGY 50.2%
Communications Equipment 0.4%
Arista Networks (1)	28,838	3,541
		3,541
Electronic Equipment, Instruments & Components 1.8%
Amphenol, Class A	71,371	9,018
Fabrinet (1)	5,018	2,617
Teledyne Technologies (1)	6,891	4,169
		15,804
IT Services 1.2%
Shopify, Class A (1)	45,151	5,356
Snowflake (1)	34,445	5,195
		10,551
Semiconductors & Semiconductor Equipment 22.3%
Advanced Micro Devices (1)	50,492	10,272
ASML Holding	4,811	6,354
Broadcom	147,365	45,611
NVIDIA	703,943	122,768
Taiwan Semiconductor Manufacturing, ADR	19,900	6,725
		191,730
Software 13.0%
AppLovin, Class A (1)	14,542	5,788
Crowdstrike Holdings, Class A (1)	15,350	5,993
HubSpot (1)	6,430	1,569
Intuit	6,739	2,914
Microsoft	217,991	80,694
Oracle	34,859	5,128
Samsara, Class A (1)	42,682	1,352
ServiceNow (1)	79,468	8,308
		111,746
Technology Hardware, Storage & Peripherals 11.5%
Apple	388,598	98,622
		98,622
Total Information Technology		431,994

T. ROWE PRICE GROWTH STOCK ETF

	Shares	$ Value
(Cost and value in $000s)
MATERIALS 0.7%
Chemicals 0.7%
Linde	11,740	5,820
Total Materials		5,820
REAL ESTATE 0.5%
Health Care REITs 0.5%
Welltower, REIT	23,754	4,696
Total Real Estate		4,696
Total Miscellaneous Common Stocks 4.3% (3)		37,202
Total Common Stocks (Cost $823,365)		856,190
EXCHANGE-TRADED FUNDS 0.3%
Total Miscellaneous Exchange-Traded Funds 0.3% (3)		2,886
Total Exchange-Traded Funds (Cost $2,798)		2,886
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, 3.60% (4)	1,708,226	1,708
Total Short-Term Investments (Cost $1,708)		1,708
SECURITIES LENDING COLLATERAL 0.0%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 0.0%
Money Market Funds 0.0%
T. Rowe Price Treasury Reserve Fund, 3.68% (4)(5)	9,679	10
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		10
Total Securities Lending Collateral (Cost $10)		10
Total Investments in Securities 100.0% of Net Assets (Cost $827,881)		$860,794
Other Assets Less Liabilities (0.0%)		(144)
Net Assets 100.0%		$860,650

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at March 31, 2026.
(3)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(4)	Seven-day yield
(5)	Affiliated Companies
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE GROWTH STOCK ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Treasury Reserve Fund	$—	$—	$—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 12/31/25	Purchase Cost	Sales Cost	Value 3/31/26
T. Rowe Price Treasury Reserve Fund	$258	¤	¤	$10
	Total			$10^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $10.
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GROWTH STOCK ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Growth Stock ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

T. ROWE PRICE GROWTH STOCK ETF

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On March 31, 2026, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF788-054Q1
03/26